OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE
	December 31,
	2017	2016

Prepaid expenses	$46	$73
Government authorities	63	5

	$109	$78